Finance Costs, Net - Components of Finance Costs, Net, Include Interest Expense (Income) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interest expense:
Debt	$ 161	$ 156
Derivative financial instruments - hedging activities	(3)	(1)
Other, net	19	14
Fair value gains on financial instruments:
Fair value gains on cash flow hedges, transfer from equity	(10)	(97)
Net foreign exchange losses on debt	10	97
Net interest expense - debt and other	177	169
Net interest expense - leases	8	10
Net interest expense - pension and other post-employment benefit plans	13	21
Interest income	(2)	(5)
Net interest expense	$ 196	$ 195